Prospectus Supplement                                              220175 11/04

dated November 18, 2004 to:
-------------------------------------------------------------------------------
PUTNAM GROWTH OPPORTUNITIES FUND
Prospectuses dated November 30, 2003

The second and third paragraphs and table under the heading "Who manages the fund?" are replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Large-Cap Growth Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

-------------------------------------------------------------------------------
Portfolio leader     Since     Experience
-------------------------------------------------------------------------------
Brian P. O'Toole     2002      2002 - Present        Putnam Management
                               Prior to June 2002    Citigroup Asset Management
-------------------------------------------------------------------------------
Portfolio member     Since     Experience
-------------------------------------------------------------------------------
David J. Santos      1999      1986 - Present        Putnam Management
-------------------------------------------------------------------------------

PUTNAM INVESTMENTS

[SCALE LOGO OMITTED]